Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Common stock par value (in Dollars per share)	$ 0.0015873	$ 0.0015873
Common stock, shares authorized	31,500,000	31,500,000
Common stock, shares issued	11,998,173	11,350,704
Common stock, shares outstanding	11,998,173	11,350,704